Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Loans and borrowings
Schedule of loans and borrowings

	2021	2020	2019
Balance at January 1	49	4,028	45
Additions	—	—	6,500
Repayments	(49)	(3,980)	(2,418)
Interest paid	—	(17)	(85)
Change from financing cashflows	(49)	(3,997)	3,997
Discount on low-interest loans from shareholders	—	—	(108)
Interest accrued	—	19	95
Foreign exchange loss / (gain)	—	(1)	(1)
Balance at December 31	—	49	4,028

	2021	2020	2019
Loans and borrowings
Short-term loan from shareholder	—	49	3,983
Long-term loan from shareholder	—	—	45
	—	49	4,028